SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]
25. SHARE CAPITAL

(a)Authorized and issued capital

The Company has unlimited authorized common shares with no par value.

The movement in the Company’s issued and outstanding capital during the periods is summarized in the consolidated statements of changes in equity.

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program(1)	11,869,145	$113,395	4,225,000	$66,674
	11,869,145	$113,395	4,225,000	$66,674

(1) In May 2021, the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100.0 million. The sale of common shares is to be made through “at-the-market distributions” ("ATM"), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. During the year ended December 31, 2022, the Company completed $100 million of the May 2021 ATM program. In July 2022, the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100.0 million through this ATM program. During the year ended December 31, 2022, the Company sold 11,869,145 (2021 - 4,225,000) common shares of the Company under the ATM program at an average price of $9.8 per common share (2021 - $16.24) for gross proceeds of $116.3 million (2021 - $68.6 million), or net proceeds of $113.4 million (2021 - $66.7 million) after costs. At December 31, 2022, the Company incurred $2.9 million (2021- $1.9 million) in transaction costs in relation to the ATM.

(b)Stock options

On May 26, 2022, a new Long-Term Incentive Plan was adopted ("LTIP"). Under the terms of the Company’s LTIP, the maximum number of shares reserved for issuance under the LTIP is 6% of the issued shares on a rolling basis. Options may be exercisable over periods of up to ten years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. All stock options granted are subject to vesting with 25% vesting on first anniversary from the date of grant, and 25% vesting each six months thereafter. Any options granted prior to May 26, 2022 will be governed by the 2017 Option Plan and the 2019 Long-Term Incentive Plans, respectively ("2017 Plan" and "2019 LTIP").

The following table summarizes information about stock options outstanding as at December 31, 2022:

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
5.01 - 10.00	1,903,045	8.70	6.12	1,648,045	8.63	5.84
10.01 - 15.00	3,489,921	13.03	8.87	825,296	13.72	7.31
15.01 - 20.00	1,265,840	16.36	7.79	648,524	16.14	7.12
20.01 - 250.00	616,938	21.46	8.40	291,622	21.44	8.40
	7,275,744	13.19	7.92	3,413,487	12.38	6.66

The movements in stock options issued for the year ended December 31, 2022 and year ended December 31, 2021 are summarized as follows:

	Year Ended		Year Ended
	December 31, 2022		December 31, 2021
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the period	5,638,383	13.29	7,074,092	12.07
Granted	3,107,500	12.96	1,400,000	18.98
Exercised	(609,623)	9.76	(2,502,234)	10.87
Cancelled or expired	(860,516)	15.44	(333,475)	29.45
Balance, end of the period	7,275,744	13.19	5,638,383	13.29

      During the year ended December 31, 2022, the aggregate fair value of stock options granted was $14.7 million (December 31, 2021 - $9.9 million), or a weighted average fair value of $4.73 per stock option granted (December 31, 2021 - $7.04).

During the year ended December 31, 2022, total share-based payments expense related to stock options was $9.0 million (December 31, 2021 - $8.8 million).

The following weighted average assumptions were used in estimating the fair value of stock options granted using the Black-Scholes Option Pricing Model:

		Year Ended	Year Ended
Assumption	Based on	December 31, 2022	December 31, 2021
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	2.16	1.04
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.91	5.93
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	49.00	49.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	1.64%	0.10%

The weighted average closing share price at date of exercise for the year ended December 31, 2022 was CAD$14.70 (December 31, 2021 - CAD$18.94).

(c) Restricted Share Units

On May 26, 2022, a new LTIP was adopted. The Company adopted the LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Restricted Share Units ("RSU's") based on the value of the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three-year period and can be settled either in cash or equity upon vesting at the discretion of the Company. The Company intends to settle all RSU's in equity. Any RSU's granted prior to May 26, 2022 will be governed by the 2019 LTIP.

The associated compensation cost is recorded as share-based payments expense against equity reserves.

The following table summarizes the changes in RSU's for the year ended December 31, 2022 and the year ended December 31, 2021:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	400,549	16.77	184,483	15.66
Granted	498,740	13.18	312,991	17.19
Settled	(159,016)	16.57	(69,504)	15.79
Forfeited	(87,934)	14.74	(27,421)	16.56
Outstanding, end of the period	652,339	14.35	400,549	16.77

During the year ended December 31, 2022, total share-based payments expense related to RSU's was $2.9 million (December 31, 2021 - $1.9 million).

(d) Performance Share Units

On May 26, 2022, a new LTIP was adopted. The Company adopted the LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Performance Share Units ("PSU's"). The amount of units to be issued on the vesting date will vary from 0% to 200% of the number of PSU’s granted, depending on the Company’s total shareholder return compared to the return of a selected group of peer companies. Unless otherwise stated, the awards typically vest three years from the grant date. The fair value of a PSU is based on the value of the Company's share price at the date of grant and will be adjusted based on actual units issued on the vesting date. The Company intends to settle all PSU's in equity. Any PSU's granted prior to May 26, 2022 will be governed by the 2019 LTIP.

The following table summarizes the changes in PSU's granted to employees and consultants for the year ended December 31, 2022 and the year ended December 31, 2021:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the period	275,516	16.58	109,035	15.62
Granted	268,955	13.21	184,050	17.15
Forfeited	(69,817)	15.55	(17,569)	16.56
Outstanding, end of the period	474,654	14.82	275,516	16.58

During the year ended December 31, 2022, total share-based payments expense related to PSU's was $1.5 million (year ended December 31, 2021 - $1.2 million).

(e)    Deferred Share Units

The Company adopted the 2019 LTIP to allow the Company to grant to its directors, employees and consultants non-transferrable Deferred Share Units ("DSU's"), in addition to options, RSU's and PSU's. Unless otherwise stated, the DSU awards typically vest immediately at the grant date. The fair value of a DSU is based on the value of the Company's share price at the date of grant. The Company intends to settle all DSU's under the 2019 LTIP in equity.

On March 23, 2022, a new DSU plan was adopted ("2022 DSU Plan"). All DSU's issued under the 2022 DSU Plan will be settled in cash. There were two grants made during the year ended December 31, 2022 resulting with a total expense of $0.1 million.

The following table summarizes the changes in DSU's granted to directors for the year ended December 31, 2022 and the year ended December 31, 2021:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	25,185	18.31	—	—
Granted	37,312	14.07	31,040	18.08
Settled	(11,896)	15.55	(5,855)	17.08
Outstanding, end of the year	50,601	15.83	25,185	18.31
During the year ended December 31, 2022, total share-based payments expense related to DSU's was $0.3 million (year ended December 31, 2021 - $0.4 million).

(f)    Share Repurchase Program and Share Cancellation

The Company has an ongoing share repurchase program to repurchase up to 10,000,000 of the Company’s issued and outstanding shares. The normal course issuer bid will be carried out through the facilities of the Toronto Stock Exchange and alternative Canadian marketplaces. All common shares, if any, purchased pursuant to the Share Repurchase will be cancelled. The Company believes that from time to time, the market price of its common shares may not fully reflect the underlying value of the Company's business and its future business prospects. The Company believes that at such times, the purchase of common share would be in the best interest of the Company. During the year ended December 31, 2022, the Company repurchased an aggregate of 100,000 common shares at an average price of CDN $8.52 per share as part of the Share Repurchase Program (December 2021 - nil) for total proceeds of $0.7 million, net of transaction costs.

During the year ended December 31, 2021, the Company cancelled 6,913 shares pursuant to section 4.4 of the plan of arrangement between Primero Mining Corp. ("Primero") and the Company with an effective date of May 10, 2018 that states that any former shareholder of Primero who does not surrender their shares on the third anniversary of the effective date would cease the right to any of the Company's shares and as such would automatically be cancelled.

(g)    Dividends

The Company declared the following dividends during the year ended December 31, 2022:
Declaration Date	Record Date	Dividend per Common Share
March 10, 2022	March 21, 2022	$0.0079
May 12, 2022	May 25, 2022	$0.0060
August 4, 2022	August 16, 2022	$0.0061
November 9, 2022	November 22, 2022	$0.0061
February 23, 2023(1)	March 10, 2023	$0.0054
 (1) These   dividends   were declared subsequent to the period end and have not been recognized as distributions to owners   during the period    presented.